37. Pension plan and other post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PAMEC/ Asset Policy and Medical Plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans and other post-employment benefits	R$ 7,346	R$ 5,782